Restructuring Activities - Schedule Of Restructuring Liability Of Company - Graphite Bio, Inc. (Details) - Graphite Bio, Inc. $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Accrued employee termination benefits beginning balance	$ 0
Employee termination benefits charges incurred during the period	8,100
Amounts paid or otherwise settled during the period	(6,565)
Accrued employee termination benefits as of June 30, 2023	$ 1,535